Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Contingencies

In the normal course of business or otherwise, the Company may become involved in legal proceedings. The Company will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. The Company provides disclosures for material contingencies when there is a reasonable possibility that a loss or an additional loss may be incurred. In assessing whether a loss is a reasonable possibility, the Company may consider the following factors, among others: the nature of the litigation, claim or assessment, available information, opinions or views of legal counsel and other advisors, and the experience gained from similar cases. As of December 31, 2021, the Company was involved in the following material legal proceedings described below:

White Winston Select Asset Fund Series MP-18, LLC et al., v MusclePharm Corp., et al., (Nev. Dist. Ct.; Cal. Superior Court; Colorado Dist. Ct.; Mass. Super. Ct.)

On August 21, 2018, White Winston Select Asset Fund Series MP-18, LLC and White Winston Select Asset Fund, LLC (together “White Winston”) initiated a derivative action against the Company and its directors (the “director defendants”). White Winston alleges that the director defendants breached their fiduciary duties by improperly approving the refinancing of three promissory notes issued by the Company to Mr. Drexler (the “Amended Note”) in exchange for $18.0 million in loans. White Winston alleges that this refinancing improperly diluted their economic and voting power and constituted an improper distribution in violation of Nevada law. In its complaint, White Winston sought the appointment of a receiver over the Company, a permanent injunction against the exercise of Mr. Drexler’s conversion right under the Amended Note, and other unspecified monetary damages. On September 13, 2018, White Winston filed an amended complaint, which added a former executive of the Company, as a plaintiff (together with White Winston, the “White Winston Plaintiffs”). On December 9, 2019, the White Winston Plaintiffs filed a Second Amended Complaint, in which they added allegations relating to the resignation of the Company’s auditor, Plante & Moran PLLC (“Plante Moran”). the Company has moved to dismiss the Second Amended Complaint. That motion has not yet been fully briefed.

Along with its complaint, White Winston also filed a motion for a temporary restraining order (“TRO”) and preliminary injunction enjoining the exercise of Mr. Drexler’s conversion right under the Amended Note. On August 23, 2018, the Nevada district court issued an ex parte TRO. On September 14, 2018, the court let the TRO expire and denied White Winston’s request for a preliminary injunction, finding, among other things, that White Winston did not show a likelihood of success on the merits of the underlying action and failed to establish irreparable harm. Following the court’s decision, the Company filed a motion seeking to recoup the legal fees and costs it incurred in responding to the preliminary injunction motion. On October 31, 2019, the court awarded the Company $56,000 in fees and costs.

Due to the uncertainty associated with determining our liability, if any, and due to our inability to ascertain with any reasonable degree of likelihood, as of the date of this report, the outcome of the trial, the Company has not recorded an estimate for its potential liability.

On June 17, 2019, White Winston moved for the appointment of a temporary receiver over the Company, citing Plante Moran’s resignation. The court granted White Winston’s request to hold an evidentiary hearing on the motion, but subsequently stayed the action pending the parties’ attempts to resolve their dispute. Although the parties have been unable to reach a resolution, the litigation has not yet resumed. On July 30, 2019, White Winston filed an action in the Superior Court of the State of California in and for the County of Los Angeles, seeking access to the Company’s books and records and requesting the appointment of an independent auditor for the Company. On February 25, 2021, the court ordered the Company to produce certain documents, denied White Winston’s request for an auditor, and ordered the Company to pay a $1,500 penalty. On July 20, 2021 the California court awarded White Winston $93,000 in attorneys’ fees and cost relating to the books-and-records action. The Company paid the amounts due on July 30, 2021, and on August 4, 2021 White Winston submitted a filing acknowledging that the California court’s judgment has been fully satisfied.

The Company and its Chief Executive Officer have been named as defendants in a new lawsuit filed on February 8, 2022 by White Winston Select Asset Funds, LLC and White Winston Select Asset Fund Series Fund MP-18, LLC (collectively, “White Winston”) in the Superior Court of Suffolk County Massachusetts. White Winston is bringing claims alleging unfair trade practices, abuse of process, malicious prosecution, breach of duty of loyalty and, in the alternative, for breach of the settlement agreement relating to the prior action filed by White Winston in Nevada. The Company has not yet responded to complaint and at this time cannot reasonably estimate any loss that may arise from this matter.

Bakery Barn, LLC v. MusclePharm Corporation

On January 24, 2022, Bakery Barn (“Bakery Barn”) filed suit against Company in Allegheny County, Pennsylvania court. Company received the Complaint on February 16, 2022. Bakery Barn alleges that the Company owes Bakery Barn over $1.9 million dollars for breach of contract. Parties operated on an open account basis with payment terms established by mutual verbal agreement, custom and usage. Beginning in late 2020, Bakery Barn resumed production for Company and operated under a verbal agreement until August 2021. Bakery Barn contends that Company is required to reimburse Bakery Barn for foil wraps ordered by Bakery Barn in the amount of $77,800, specific ingredients totaling $42,400, and products manufactured under purchase order Invoice no. 59192 delivered to Company in the amount of $1,816,017.

On February 24, 2022, Flaherty Fardo Rogel & Amick, LLC (“Company Counsel”) filed a Praecipe for Appearance on behalf of the Company. On February 28, 2022, Company Counsel filed Preliminary Objections to Complaint and Brief In Support Thereof. Bakery Barn filed an Amended Complaint in Civil Action on March 14, 2022. Company Counsel is in the process of filing Preliminary Objections to this Amended Complaint. The Company intends to continue to vigorously litigate the matter.

Bar Bakers, LLC v. CFC/Flavor Producers, LLC. Vs MusclePharm

On March 18, 2022, the Company retained Barnes & Thornburg to represent it in connection with a Cross-Complaint filed in the Superior Court of California, County of Orange, Case No. 30-2019-01073098-CU-BC-CJC in the matter Bar Bakers LLC v. Creative Flavor Concepts, Inc. et al.. According to the pleadings, the matter arises from an agreement between the plaintiffs and defendants in which the plaintiff agreed to manufacturer energy bars and sell them to the defendants. The defendants then sold the energy bars to various retailers, including the Company. On May 29, 2019, the plaintiff sued the defendants alleging that the defendants were responsible for unpaid invoices – nine for bars manufactured and delivered to the Company and one invoice for raw materials. According to the pleadings, the unpaid invoices total $885,163.72. The invoice for the raw materials is allegedly $4,658,593.02. On January 31, 2022, one of the defendants, Flavor Producers LLC, filed and served a cross claim against the Company alleging that it was partially responsible for any damages that may befall on it. Specifically, Flavor Producers is asking the Court to award it $389,989.60 in compensatory damages. On March 25, 2022, the Company filed an answer to that cross claim denying the factual allegations and Flavor Producers’ assertion that it is entitled to any damages, including but not limited to, compensatory damages.

ThermoLife International

In January 2016, ThermoLife International LLC (“ThermoLife”), a supplier of nitrates to the Company, filed a complaint against the Company in Arizona state court. ThermoLife alleged that the Company failed to meet minimum purchase requirements contained in the parties’ supply agreement. The court held a bench trial on the issue of damages in October 2019, and on December 4, 2019, the court entered judgment in favor of ThermoLife and against the Company in the amount of $1.6 million, comprised of $0.9 million in damages, interest in the amount of $0.3 million and attorneys’ fees and costs in the amount of $0.4 million. The Company recorded $1.6 million in accrued expenses in 2018. The Company has filed an appeal and posted bonds in the total amount of $0.6 million in order to stay execution on the judgment pending appeal. Of the $0.6 million, $0.25 million (including fees) was paid by Mr. Drexler on behalf of the Company. See “Note 7. Debt” for additional information. The balance of $0.35 million was secured by a personal guaranty from Mr. Drexler, the associated fees of $12,500 and $2,500 have been paid by the Company. On April 27, 2021, the appellate court issued a decision largely affirming the trial court judgement, except vacating the judgement’s $0.3 million prejudgment interest award and remanding for a recalculation of prejudgment interest. On May 18, 2021, ThermoLife filed a motion asking the trial court to increase the Company’s appeal bond to the full amount of the judgment, or $1.9 million, which the Court denied on June 2, 2021.

As of March 31, 2022, the total amount accrued, including interest, was $1.9 million. For the three months ended March 31, 2022 and 2021, interest expense recognized on the awarded damages was $0.022 million and $0.022 million, respectfully.

On May 4, 2022, the Arizona Supreme Court denied the Company’s petition for review of the decision of the appellate court and granted ThermoLife’s request for attorney’s fees.

SK Laboratories

On February 3, 2022, MusclePharm sued SK Laboratories in Washoe County (Nevada) District Court. According to the complaint, MusclePharm alleges SK Laboratories (1) breach its contract, (1) breach an implied covenant of good faith and fair dealing, and (3) unjustly enriched itself by artificially inflating its costs and passing those costs onto MusclePharm in breach of its agreement, as well as failing to provide product that complied with Japanese import regulations. There has not been substantial activity in this case given its early stage.

On May 3, 2022, SK Laboratories sued MusclePharm and Ryan Drexler in Los Angeles County Superior Court. In its lawsuit, it is alleging (1) breach of contract, (2) breach of personal guaranty, (3) fraud, (4) unfair business practices, (5) intentional interference with prospective economic advantage, (6) negligent interference with prospective economic advantage, and (7) common count on book account claim. According to the Complaint, SK Laboratories was a contract manufacturer for MusclePharm for approximately nine years manufacturing “a variety of nutritional supplement products.” Further, according to the complaint, SK Laboratories alleges that MusclePharm has defaulted on payments due on purchase orders totaling approximately $4,608,980.12, and a breach of personal guaranty of approximately $500,000 against Ryan Drexler for purchases of whey protein SK made on MusclePharm’s behalf. There has not been substantial activity in this case given its early stage. MusclePharm’s answer is due on approximately June 21, 2022.

Settlements

Manchester City Football Group

The Company was engaged in a dispute with City Football Group Limited (“CFG”), the owner of Manchester City Football Group, concerning amounts allegedly owed by the Company under a sponsorship agreement with CFG (the “Sponsorship Agreement”). In August 2016, CFG commenced arbitration in the United Kingdom against the Company, seeking approximately $8.3 million for the Company’s purported breach of the Sponsorship Agreement.

On July 28, 2017, the Company approved a Settlement Agreement (the “CFG Settlement Agreement”) with CFG effective July 7, 2017. The CFG Settlement Agreement represents a full and final settlement of all litigation between the parties. Under the terms of the agreement, the Company agreed to pay CFG a sum of $3 million, which was recorded as accrued expenses in 2017. The settlement consists of a $1.0 million payment that was advanced by a related party on July 7, 2017, a $1.0 million installment paid on July 7, 2018 and a subsequent $1.0 million installment payment to paid by July 7, 2019. Of this amount, the Company has remitted $0.3 million.

During the three months ended March 31, 2022 and 2021, the Company recorded a charge of $0.018 million and $0.018 million, respectively. This charge, representing imputed interest, is included in “Interest expense” in the Company’s consolidated statements of operations.

Nutrablend Matter

On February 27, 2020, Nutrablend, a manufacturer of MusclePharm products, filed an action against the Company in the United States District Court for the Eastern District of California, claiming approximately $3.1 million in allegedly unpaid invoices. These invoices relate to the third and fourth quarter of 2019, and a liability has been recorded for the related periods.

On September 25, 2020, the parties successfully mediated the case to a settlement (the “Nutrablend Agreement”) and the Company agreed to (i) pay approximately $3.1 million (“Owed Amount”) in monthly payments (“Monthly Payments”) from September 1, 2020 through June 30, 2023 and (ii) issue monthly purchase orders (“Purchase Orders”) at minimum amounts accepted by Nutrablend.

The Company agreed to issue Purchase Orders in a combined total amount of at least (i) $1.5 million from September 1, 2020 through November 30, 2020; (ii) $1.8 million from December 1, 2020 through February 28, 2021; (iii) $2.1 million from March 31, 2021 through May 31, 2021; (iv) $2.1 million from June 1, 2021 through August 31, 2021; and (v) $1.4 million from September 1, 2021 through October 30, 2021. Beginning on November 1, 2021, the Company will be required to issue monthly Purchase Orders to Nutrablend in a minimum amount of $0.7 million until the Owed Amount is paid in full to Nutrablend. In the event that the Company pays the Owed Amount in full before September 1, 2021, it’s entitled to a rebate on all completed Purchase Orders. Further, once the monthly payments, and any additional payments that the Company has made on the Owed Amount, reduce the outstanding balance of the Owed Amount to below $2.0 million, the Company is eligible for an extension of a line of credit from Nutrablend in an amount of up to $3.0 million.

On July 7, 2021, the Company commenced an action against Nutrablend in the Central District of California, seeking (i) a declaration that the Nutrablend Agreement purchase order provisions have been terminated due to Nutrablend’s failure to provide the Company with reasonable assurances of its ability to fulfill its purchase orders; (ii) a declaration that approximately $2.0 million in purchase orders that the Company placed in July and August 2020 were intended to and do count towards the minimums set forth in the Nutrablend Agreement; and (iii) damages based on Nutrablend’s failure to fulfill purchase orders. The case is ongoing.

As of March 31, 2022, the Company determined that approximately $0.998 million of the owed amount was due within a year, and this amount was recorded in “Accrued and other liabilities” in the consolidated balance sheets. The present value of the remaining Owed Amount that was due after a year was $0.250 million, and the amount was recorded in “Other long-term liabilities” in the consolidated balance sheets. The Company made payments of $0.303 million and $0.189 million during the three months ended March 31, 2022 and 2021, respectively.

On September 23, 2021, the Company entered into an Amendment to a Settlement Agreement that was originally entered into on September 25, 2020. Pursuant to the Amended Agreement, the Company is no longer obligated to issue Purchase Orders to Nutrablend as stated in the Settlement Agreement, which, as stated in the Form 8-K dated September 25, 2020, consisted of at least (i) $1.5 million from September 1, 2020 through November 30, 2020; (ii) $1.8 million from December 1, 2020 through February 28, 2021; (iii) $2.0 million from March 1, 2021 through May 31, 2021; (iv) $2.1 million from June 1, 2021 through August 31, 2021; and (v) $1.4 million from September 1, 2021 through October 30, 2021. The Monthly Payments provision of the Settlement Agreement remains unchanged.

4Excelsior Matter

On March 18, 2019, Excelsior Nutrition, Inc. (“4Excelsior”), a manufacturer of MusclePharm products, filed an action against the Company in the Superior Court of the State of California for the County of Los Angeles, claiming approximately $6.2 million in damages relating to allegedly unpaid invoices, as well as approximately $7.8 million in consequential damages.

On December 16, 2020, the Company and 4Excelsior entered into a Settlement Agreement and Mutual Release (“the Agreement”), pursuant to which the parties resolved and settled the civil action pending in the Superior Court of the State of California for the County of Los Angeles (the “Litigation”). The parties agreed to a mutual general release of claims and to jointly file within 10 business days of the effective date of the Agreement a stipulation and proposed order of dismissal, dismissing with prejudice all claims and counterclaims asserted in the Litigation. The Company agreed to pay $4.75 million (the “Settlement Amount”) in four monthly payments of $70,000, beginning January 5, 2021, and thereafter in monthly payments of $100,000 until the Settlement Amount is fully paid. The Company may prepay all or any portion of the Settlement Amount at any time without penalty or premium. The Agreement provides that, in the event of a Default (as defined in the Agreement) by the Company, the entire outstanding balance of the Settlement Amount will become immediately due and payable, plus accrued interest at a rate of 18% per annum, commencing from the date of default.

The Company determined that approximately $1.1 million of the Settlement Amount was due within a year, and this amount was recorded in “Accrued and other liabilities” in the consolidated balance sheets. The present value of the remaining Settlement Amount that was due after a year was $1.6 million, and the amount was recorded in “Other long-term liabilities” in the consolidated balance sheets. The Company made payments of $0.3 million and $0.2 million during the three months ended March 31, 2022 and 2021, respectively.

The table below summarizes accrued expenses and interest expense incurred in for the three months ended March 31, 2022 and 2021 (in thousands):

Cases	Accrued Amount as of March 31, 2022	Accrued Amount as of December 31, 2021	Interest Expense for Period Ending March 31, 2022	Interest Expense for Period Ending March 31, 2021
Manchester City Football Group	$730	$730	$(18)	$(18)
Nutrablend Matter	1,248	1,493	(55)	(64)
4Excelsior Matter	2,715	2,938	(77)	(98)
ThermoLife International	1,364	1,364	(22)	(22)
Total	$6,057	$6,525	$(172)	$(202)

Note 12. Commitments and Contingencies

Contingencies

In the normal course of business or otherwise, the Company may become involved in legal proceedings. The Company will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. The Company provides disclosures for material contingencies when there is a reasonable possibility that a loss or an additional loss may be incurred. In assessing whether a loss is a reasonable possibility, the Company may consider the following factors, among others: the nature of the litigation, claim or assessment, available information, opinions or views of legal counsel and other advisors, and the experience gained from similar cases. As of December 31, 2021, the Company was involved in the following material legal proceedings described below:

Settlements

Manchester City Football Group

The Company was engaged in a dispute with City Football Group Limited (“CFG”), the owner of Manchester City Football Group, concerning amounts allegedly owed by the Company under a sponsorship agreement with CFG (the “Sponsorship Agreement”). In August 2016, CFG commenced arbitration in the United Kingdom against the Company, seeking approximately $8.3 million for the Company’s purported breach of the Sponsorship Agreement.

On July 28, 2017, the Company approved a Settlement Agreement (the “CFG Settlement Agreement”) with CFG effective July 7, 2017. The CFG Settlement Agreement represents a full and final settlement of all litigation between the parties. Under the terms of the agreement, the Company agreed to pay CFG a sum of $3 million, which was recorded as accrued expenses in 2017. The settlement consists of a $1.0 million payment that was advanced by a related party on July 7, 2017, a $1.0 million installment paid on July 7, 2018 and a subsequent $1.0 million installment payment to paid by July 7, 2019. Of this amount, the Company has remitted $0.3 million.

During the years ended December 31, 2021 and 2020, the Company recorded a charge of $75,000 and $75,000, respectively. This charge, representing imputed interest, is included in “Interest expense” in the Company’s consolidated statements of operations.

Nutrablend Matter

On February 27, 2020, Nutrablend, a manufacturer of MusclePharm products, filed an action against the Company in the United States District Court for the Eastern District of California, claiming approximately $3.1 million in allegedly unpaid invoices. These invoices relate to the third and fourth quarter of 2019, and a liability has been recorded for the related periods.

On September 25, 2020, the parties successfully mediated the case to a settlement (the “Nutrablend Agreement”) and the Company agreed to (i) pay approximately $3.1 million (“Owed Amount”) in monthly payments (“Monthly Payments”) from September 1, 2020 through June 30, 2023 and (ii) issue monthly purchase orders (“Purchase Orders”) at minimum amounts accepted by Nutrablend.

The Company agreed to issue Purchase Orders in a combined total amount of at least (i) $1.5 million from September 1, 2020 through November 30, 2020; (ii) $1.8 million from December 1, 2020 through February 28, 2021; (iii) $2.1 million from March 31, 2021 through May 31, 2021; (iv) $2.1 million from June 1, 2021 through August 31, 2021; and (v) $1.4 million from September 1, 2021 through October 30, 2021. Beginning on November 1, 2021, the Company will be required to issue monthly Purchase Orders to Nutrablend in a minimum amount of $0.7 million until the Owed Amount is paid in full to Nutrablend. In the event that the Company pays the Owed Amount in full before September 1, 2021, it’s entitled to a rebate on all completed Purchase Orders. Further, once the monthly payments, and any additional payments that the Company has made on the Owed Amount, reduce the outstanding balance of the Owed Amount to below $2.0 million, the Company is eligible for an extension of a line of credit from Nutrablend in an amount of up to $3.0 million.

On July 7, 2021, the Company commenced an action against Nutrablend in the Central District of California, seeking (i) a declaration that the Nutrablend Agreement purchase order provisions have been terminated due to Nutrablend’s failure to provide the Company with reasonable assurances of its ability to fulfill its purchase orders; (ii) a declaration that approximately $2.0 million in purchase orders that the Company placed in July and August 2020 were intended to and do count towards the minimums set forth in the Nutrablend Agreement; and (iii) damages based on Nutrablend’s failure to fulfill purchase orders. The case is ongoing.

As of December 31, 2021, the Company determined that approximately $0.991 million of the owed amount was due within a year, and this amount was recorded in “Accrued and other liabilities” in the consolidated balance sheets. The present value of the remaining Owed Amount that was due after a year was $0.502 million, and the amount was recorded in “Other long-term liabilities” in the consolidated balance sheets. The Company made payments of $1.1 million during the year ended December 31, 2021.

On September 23, 2021, the Company entered into an Amendment to a Settlement Agreement that was originally entered into on September 25, 2020. Pursuant to the Amended Agreement, the Company is no longer obligated to issue Purchase Orders to Nutrablend as stated in the Settlement Agreement, which, as stated in the Form 8-K dated September 25, 2020, consisted of at least (i) $1.5 million from September 1, 2020 through November 30, 2020; (ii) $1.8 million from December 1, 2020 through February 28, 2021; (iii) $2.0 million from March 1, 2021 through May 31, 2021; (iv) $2.1 million from June 1, 2021 through August 31, 2021; and (v) $1.4 million from September 1, 2021 through October 30, 2021. The Monthly Payments provision of the Settlement Agreement remains unchanged.

4Excelsior Matter

On March 18, 2019, Excelsior Nutrition, Inc. (“4Excelsior”), a manufacturer of MusclePharm products, filed an action against the Company in the Superior Court of the State of California for the County of Los Angeles, claiming approximately $6.2 million in damages relating to allegedly unpaid invoices, as well as approximately $7.8 million in consequential damages.

On December 16, 2020, the Company and 4Excelsior entered into a Settlement Agreement and Mutual Release (“the Agreement”), pursuant to which the parties resolved and settled the civil action pending in the Superior Court of the State of California for the County of Los Angeles (the “Litigation”). The parties agreed to a mutual general release of claims and to jointly file within 10 business days of the effective date of the Agreement a stipulation and proposed order of dismissal, dismissing with prejudice all claims and counterclaims asserted in the Litigation. The Company agreed to pay $4.75 million (the “Settlement Amount”) in four monthly payments of $70,000, beginning January 5, 2021, and thereafter in monthly payments of $100,000 until the Settlement Amount is fully paid. The Company may prepay all or any portion of the Settlement Amount at any time without penalty or premium. The Agreement provides that, in the event of a Default (as defined in the Agreement) by the Company, the entire outstanding balance of the Settlement Amount will become immediately due and payable, plus accrued interest at a rate of 18% per annum, commencing from the date of default.

The Company determined that approximately $1.1 million of the Settlement Amount was due within a year, and this amount was recorded in “Accrued and other liabilities” in the consolidated balance sheets. The present value of the remaining Settlement Amount that was due after a year was $1.8 million, and the amount was recorded in “Other long-term liabilities” in the consolidated balance sheets. The Company made payments of $1.1 million during the year ended December 31, 2021.

ThermoLife International

In January 2016, ThermoLife International LLC (“ThermoLife”), a supplier of nitrates to the Company, filed a complaint against the Company in Arizona state court. ThermoLife alleged that the Company failed to meet minimum purchase requirements contained in the parties’ supply agreement. The court held a bench trial on the issue of damages in October 2019, and on December 4, 2019, the court entered judgment in favor of ThermoLife and against the Company in the amount of $1.6 million, comprised of $0.9 million in damages, interest in the amount of $0.3 million and attorneys’ fees and costs in the amount of $0.4 million. The Company recorded $1.6 million in accrued expenses in 2018. The Company has filed an appeal and posted bonds in the total amount of $0.6 million in order to stay execution on the judgment pending appeal. Of the $0.6 million, $0.25 million (including fees) was paid by Mr. Drexler on behalf of the Company. See “Note 8. Debt” for additional information. The balance of $0.35 million was secured by a personal guaranty from Mr. Drexler, while the associated annual fee of $12,500 has been paid by the Company. On April 27, 2021, the appellate court issued a decision largely affirming the trial court judgement, except vacating the judgement’s $0.3 million prejudgment interest award and remanding for a recalculation of prejudgment interest. On May 18, 2021, ThermoLife filed a motion asking the trial court to increase the Company’s appeal bond to the full amount of the judgment, or $1.9 million, which the Court denied on June 2, 2021.

As of December 31, 2021, the total amount accrued, including interest, was $1.9 million. In the interim, the Company filed an appeal and posted bonds in the total amount of $0.6 million in order to stay execution on the judgment pending appeal. Of the $0.6 million, $0.25 million (including fees) was paid by Mr. Drexler on behalf of the Company. See Note 8 to the accompanying consolidated financial statements for additional information. The balance of $0.35 million was secured by a personal guaranty from Mr. Drexler, while the associated fees of $12,500 were paid by the Company. The appeal has been fully briefed and is awaiting a decision.

For the years ended December 31, 2021 and 2020, interest expense recognized on the awarded damages was $96,815 and $89,000, respectfully. As of December 31, 2021, the Company owed $1.4 million related to this settlement that is reflected in accrued and other liabilities.

The Company intends to continue to vigorously pursue its defenses on appeal with the Arizona Supreme Court.

White Winston Select Asset Fund Series MP-18, LLC et al., v MusclePharm Corp., et al., (Nev. Dist. Ct.; Cal. Superior Court; Colorado Dist. Ct.; Mass. Super. Ct.)

On August 21, 2018, White Winston Select Asset Fund Series MP-18, LLC and White Winston Select Asset Fund, LLC (together “White Winston”) initiated a derivative action against the Company and its directors (the “director defendants”). White Winston alleges that the director defendants breached their fiduciary duties by improperly approving the refinancing of three promissory notes issued by the Company to Mr. Drexler (the “Amended Note”) in exchange for $18.0 million in loans. White Winston alleges that this refinancing improperly diluted their economic and voting power and constituted an improper distribution in violation of Nevada law. In its complaint, White Winston sought the appointment of a receiver over the Company, a permanent injunction against the exercise of Mr. Drexler’s conversion right under the Amended Note, and other unspecified monetary damages. On September 13, 2018, White Winston filed an amended complaint, which added a former executive of the Company, as a plaintiff (together with White Winston, the “White Winston Plaintiffs”). On December 9, 2019, the White Winston Plaintiffs filed a Second Amended Complaint, in which they added allegations relating to the resignation of the Company’s auditor, Plante & Moran PLLC (“Plante Moran”). the Company has moved to dismiss the Second Amended Complaint. That motion has not yet been fully briefed.

Along with its complaint, White Winston also filed a motion for a temporary restraining order (“TRO”) and preliminary injunction enjoining the exercise of Mr. Drexler’s conversion right under the Amended Note. On August 23, 2018, the Nevada district court issued an ex parte TRO. On September 14, 2018, the court let the TRO expire and denied White Winston’s request for a preliminary injunction, finding, among other things, that White Winston did not show a likelihood of success on the merits of the underlying action and failed to establish irreparable harm. Following the court’s decision, the Company filed a motion seeking to recoup the legal fees and costs it incurred in responding to the preliminary injunction motion. On October 31, 2019, the court awarded the Company $56,000 in fees and costs.

Due to the uncertainty associated with determining our liability, if any, and due to our inability to ascertain with any reasonable degree of likelihood, as of the date of this report, the outcome of the trial, the Company has not recorded an estimate for its potential liability.

On June 17, 2019, White Winston moved for the appointment of a temporary receiver over the Company, citing Plante Moran’s resignation. The court granted White Winston’s request to hold an evidentiary hearing on the motion, but subsequently stayed the action pending the parties’ attempts to resolve their dispute. Although the parties have been unable to reach a resolution, the litigation has not yet resumed. On July 30, 2019, White Winston filed an action in the Superior Court of the State of California in and for the County of Los Angeles, seeking access to the Company’s books and records and requesting the appointment of an independent auditor for the Company. On February 25, 2021, the court ordered the Company to produce certain documents, denied White Winston’s request for an auditor, and ordered the Company to pay a $1,500 penalty. On July 20, 2021 the California court awarded White Winston $93,000 in attorneys’ fees and cost relating to the books-and-records action. The Company paid the amounts due on July 30, 2021, and on August 4, 2021 White Winston submitted a filing acknowledging that the California court’s judgment has been fully satisfied.

On April 6, 2016, the Internal Revenue Service (“IRS”) selected our 2014 Federal Income Tax Return for audit. As a result of the audit, the IRS proposed certain adjustments with respect to the tax reporting of our former executives’ 2014 restricted stock grants. Due to the Company’s current and historical loss position, the proposed adjustments would have no material impact on the Company’s Federal income tax. On October 5, 2016, the IRS commenced an audit of our employment and withholding tax liability for 2014. The IRS contended that the Company inaccurately reported the value of the restricted stock grants and improperly failed to provide for employment taxes and Federal tax withholding on these grants. In addition, the IRS proposed certain penalties associated with the Company’s filings. On April 4, 2017, the Company received a “30-day letter” from the IRS asserting back taxes and penalties of approximately $5.3 million, of which $4.4 million related to withholding taxes, specifically, income withholding and Social Security taxes, and $0.9 million related to penalties. Additionally, the IRS asserted that the Company owes information reporting penalties of approximately $2.0 million.

The Company’s counsel submitted a formal protest to the IRS disputing on several grounds all of the proposed adjustments and penalties on the Company’s behalf, and the Company pursued this matter vigorously through the IRS appeal process. An Appeals Conference was held with the IRS in Denver, Colorado on July 31, 2019. At the conference, the Company made substantial arguments challenging the IRS’s claims for employment taxes and penalties. On December 16, 2019, a further Appeals Conference was held with the IRS by telephone. At the telephone conference, the Appeals Officer confirmed that he agreed with the Company’s argument that the failure to deposit penalties should be conceded by the IRS. The failure to deposit penalties total about $2 million. Thus, with this concession, the IRS’s claims have been reduced from approximately $7.3 million to about $5.3 million.

The remaining issue involved the fair market value of restricted stock units the Company granted to certain former officers (the “Former Officers”) of the Company under Internal Revenue Code § 83. The Company and the IRS disagreed as to the value of the restricted stock on the date of the grants, i.e., October 1, 2014. The Company and the IRS exchanged expert valuation reports on the fair market value of the stock and had extensive negotiations on this issue. The IRS also made parallel claims regarding the restricted stock units against the Former Officers of the Company. The IRS asserted that the Former Officers received ordinary income from the stock grants, and that they owe additional personal income taxes based on the fair market value of the stock. The Former Officers’ cases, unlike the Company’s case, are pending before the United States Tax Court. In the Tax Court litigation, the Former Officers are challenging the IRS’s determinations regarding the fair market value of the restricted stock grants on October 1, 2014. The Former Officers have separate counsel from the Company. The same IRS Appeals Officer and Revenue Agents assigned to the Company’s case are also involved in the cases for the Former Officers. Throughout the proceedings, the Company has argued to the IRS that it is the Former Officers who are directly and principally liable for the amount of any tax due, and not the Company.

The Former Officers cases were scheduled for trial in Tax Court on March 9, 2020. The trial of the cases was continued by the Court on February 4, 2020. The basis for the continuance was that the IRS and the Former Officers had made progress toward a settlement of the valuation issue involving the grants of the restricted stock. The Tax Court ordered the Former Officers to file status reports regarding progress of their settlement negotiations with the IRS on or before February 28, 2021. The IRS and the Former Officers filed status reports with the Tax Court on February 26, 2021. After receiving the status reports, the Tax Court issued an order directing the parties to file further status reports on or before July 9, 2021. The Tax Court has not set a trial dates in the cases of the Former Officers.

On June 29, 2021, an IRS Appeals Officer confirmed that the tax matter had exceeded the applicable statute of limitations and was deemed closed from any further assessment by the IRS.

On August 22, 2018, Richard Estalella filed an action against us and two other defendants in the Colorado District Court for the County of Denver, seeking damages arising out of the IRS’s assertion of tax liability and penalties relating to the 2014 restricted stock grants. We have answered Estalella’s complaint, asserted counterclaims against Estalella for his failure to ensure that all withholding taxes were paid in connection with the 2014 restricted stock grants, and filed cross-claims against two valuation firms named in the action (as well as their principals) for failing to properly value the 2014 restricted stock grants for tax purposes. The trial was scheduled for February 7, 2022 but was ultimately settled in mediation. There are no amounts accrued related to this matter.

The Company engaged in mediation with all parties to Estalella’s lawsuit on November 2, 2021. Following mediation, on November 3, 2021, the Company approved a global settlement with the parties to Mr. Estalella’s lawsuit. The parties are currently in the process of negotiating, finalizing, and executing the settlement agreement. This settlement agreement, upon finalization by the parties and dismissal of the litigation by the Court, will constitute a full and final settlement of Mr. Estalella’s claims against all parties to the litigation, including the Company, as well as of the Company’s claims against the two valuation firms.

This matter is now closed.

The table below summarizes accrued expenses and interest expense incurred in 2021 and 2020 (in thousands):

Cases	2021 Accrued	2020 Accrued	2021 Interest Expense	2020 Interest Expense
Manchester City Football Group (1)	$730	$730	$(75)	$(75)
Nutrablend Matter (3)	1,493	2,318	(267)	(66)
4Excelsior Matter (3)	2,938	3,597	(421)	(16)
ThermoLife International (2)	1,364	1,364	(97)	(89)
Total	$6,525	$8,009	$(860)	$(246)

(1)	Accrued amount on balance sheet is located in accounts payable.

(2)	Accrued amount on balance sheet is located in accrued expenses.

(3)	Accrued amount on balance sheet takes into account short term and long term liability accounts.